Investments in Associates - Associates of the Company (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shandong Pacific Rubber Cable Co., Ltd. [Member]
Disclosure of associates [line items]
Company Name	Shandong Pacific Rubber Cable Co., Ltd. (SPRC)
Nature of business	Manufacturing of rubber cable
Country of incorporation	PRC
Percentage of equity interest	25.00%	25.00%	25.00%
Siam Pacific Holding Company Limited [Member]
Disclosure of associates [line items]
Company Name	Siam Pacific Holding Company Limited (SPHC)
Nature of business	Investment & holding company
Country of incorporation	Thailand
Percentage of equity interest	49.00%	49.00%	49.00%
Loxpac (Thailand) Company Limited [Member]
Disclosure of associates [line items]
Company Name	Loxpac (Thailand) Company Limited (Loxpac) (Formerlyknown as Loxley Pacific Co., Ltd.)
Nature of business	Providing telecommunication service
Country of incorporation	Thailand
Percentage of equity interest	21.39%	21.39%
Loxpac Hong Kong Co., Limited [Member]
Disclosure of associates [line items]
Company Name	Loxpac Hong Kong Co., Limited (Loxpac HK) (Formerlyknown as Loxley Pacific Hong Kong Co., Limited )
Nature of business	Investment & holding company
Country of incorporation	Hong Kong
Percentage of equity interest	23.10%	23.10%